Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.125% Green Junior Subordinated Notes due 2056
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	(1) Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 7.125% Green Junior Subordinated Notes due 2056
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) No separate consideration will be received for the guarantees. Each of the Additional Registrants will guarantee the notes being registered. (3) Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is payable with respect to the guarantees. The guarantees are not traded separately.